Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	FEDERATED FIXED INCOME SECURITIES INC
Central Index Key	0000879569
Amendment Flag	false
Document Creation Date	Nov 27, 2012
Document Effective Date	Nov 28, 2012
Prospectus Date	Nov 30, 2012

Federated Municipal Ultrashort Fund
Federated Municipal Ultrashort Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide current income exempt from federal regular income tax.
Risk/Return Summary: Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A) and Class IS Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 14.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Federated Municipal Ultrashort Fund	A	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Federated Municipal Ultrashort Fund		A	IS
Management Fee		0.60%	0.60%
Distribution (12b-1) Fee		0.25%	none
Other Expenses		0.38%	0.13%
Total Annual Fund Operating Expenses		1.23%	0.73%
Fee Waivers and/or Expense Reimbursements	[1]	0.44%	0.39%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.79%	0.34%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's A and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.80% and 0.35% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Federated Municipal Ultrashort Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	323	583	862	1,659
IS	75	233	406	906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

The Fund will invest at least 65% of its assets in securities rated investment grade (or unrated securities of comparable quality) and may purchase securities rated below investment-grade (or unrated securities of comparable quality) up to 35% of its assets. The Fund's investment adviser ("Adviser") seeks to maintain a low degree of Share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to changes in interest rates. The Adviser may also continue to seek to maintain a low degree of Share price fluctuation and manage the Fund's average duration by investing in variable rate demand notes, municipal notes and short-term municipal bonds as a core position in the Fund's portfolio.

The Adviser may seek higher returns than may be offered by a tax-exempt money market fund by generally investing in:
  short-term securities with maturities greater than one year;
  medium-quality securities; and/or
  noninvestment-grade securities.
Short-term securities generally include securities with maturities of no more than three years. The Fund also may invest in securities with maturities greater than three years, subject to the Fund generally limiting the Fund's dollar-weighted average portfolio duration to one year or less.

Medium-quality securities generally include investment-grade securities that are rated in the third and fourth highest rating category by a nationally recognized statistical rating organization (NRSRO) and unrated securities of comparable quality. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated AAA, AA, A and BBB by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth highest rating category, respectively. Tax-exempt securities rated A and BBB by Standard & Poor's are rated in the third (A) and fourth (BBB) highest rating categories and would be considered medium-quality securities by the Fund. Although medium-quality securities are still considered investment-grade securities, lower credit ratings do correspond to higher perceived credit risk.

Noninvestment-grade securities generally include securities rated below investment-grade and unrated securities of comparable quality. For example, tax-exempt securities rated BB by Standard & Poor's would be noninvestment-grade securities.

The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds; special revenue bonds; private activity bonds; tax increment financing bonds; municipal mortgage-backed securities; planned amortization classes; variable rate demand instruments; municipal notes; municipal auction rate securities; and tax-exempt commercial paper. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement.

The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, options contracts and swap contracts) and hybrid instruments to implement its investment strategies as more fully described in the Prospectus.

The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable Share price.

Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest so that at least 80% of its net assets are in tax-exempt securities or at least 80% of its annual interest income is exempt from federal regular income tax. Only for purposes of compliance with Rule 35d-1 under the Investment Company Act of 1940 ("1940 Act"), the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on prices of fixed-income securities with longer durations.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risk. In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities that are below investment-grade quality (which are also known as junk bonds), which may be subject to greater economic, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.
  Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Municipal Ultrashort Fund - IS Class

The Fund's IS class total return for the nine-month period from January 1, 2012 to September 30, 2012, was 0.83%.

Within the periods shown in the bar chart, the Fund's Class IS class highest quarterly return was 1.21% (quarter ended March 31, 2009). Its lowest quarterly return was (0.08)% (quarter ended December 31, 2003).
Average Annual Total Return Table
The IS class total returns, rather than the A class total returns, are shown in the bar chart and table below because this is a combined Prospectus and Institutional Service Shares (now A class) and IS class each commenced operations on October 24, 2000. The Fund's Institutional Service Shares were changed to the A class effective February 14, 2003.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After tax returns are shown only for IS class and after tax returns for A class will differ from those shown below for IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2011)
Average Annual Total Returns Federated Municipal Ultrashort Fund		1 Year	5 Years	10 Years
A		(0.74%)	1.50%	1.73%
IS		1.70%	2.39%	2.40%
IS Return After Taxes on Distributions		1.70%	2.39%	2.40%
IS Return After Taxes on Distributions and Sale of Fund Shares		1.60%	2.39%	2.40%
Barclays 1-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.58%	3.03%	2.64%
Lipper Tax-Exempt Money Market Funds Classification Average	[2]	0.02%	0.99%	1.19%
[1]	Barclays Capital changed the name of the Barclays 1-Year Municipal Bond Index (B1MB) from "Barclays Capital 1-Year Municipal Bond Index" to "Barclays 1-Year Municipal Bond Index." The B1MB is the one-year (1-2) component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after December 31, 1990, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million and mature in at least one, but not more than two, years. The index also includes zero-coupon bonds and bonds subject to the alternative minimum tax (AMT).
[2]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED FIXED INCOME SECURITIES INC
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Federated Municipal Ultrashort Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Municipal Ultrashort Fund (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide current income exempt from federal regular income tax.
Expense [Heading]	rr_ExpenseHeading	Risk/Return Summary: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A) and Class IS Shares (IS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 14.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2013
Fee Waiver or Reimbursement Over Assets, Later of Termination or Next Effective Prospectus	ffisi_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

The Fund will invest at least 65% of its assets in securities rated investment grade (or unrated securities of comparable quality) and may purchase securities rated below investment-grade (or unrated securities of comparable quality) up to 35% of its assets. The Fund's investment adviser ("Adviser") seeks to maintain a low degree of Share price fluctuation by generally limiting the Fund's dollar-weighted average portfolio duration to one year or less. Duration measures the sensitivity of a security's price to changes in interest rates. The Adviser may also continue to seek to maintain a low degree of Share price fluctuation and manage the Fund's average duration by investing in variable rate demand notes, municipal notes and short-term municipal bonds as a core position in the Fund's portfolio.

The Adviser may seek higher returns than may be offered by a tax-exempt money market fund by generally investing in:
  short-term securities with maturities greater than one year;
  medium-quality securities; and/or
  noninvestment-grade securities.
Short-term securities generally include securities with maturities of no more than three years. The Fund also may invest in securities with maturities greater than three years, subject to the Fund generally limiting the Fund's dollar-weighted average portfolio duration to one year or less.

Medium-quality securities generally include investment-grade securities that are rated in the third and fourth highest rating category by a nationally recognized statistical rating organization (NRSRO) and unrated securities of comparable quality. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated AAA, AA, A and BBB by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth highest rating category, respectively. Tax-exempt securities rated A and BBB by Standard & Poor's are rated in the third (A) and fourth (BBB) highest rating categories and would be considered medium-quality securities by the Fund. Although medium-quality securities are still considered investment-grade securities, lower credit ratings do correspond to higher perceived credit risk.

Noninvestment-grade securities generally include securities rated below investment-grade and unrated securities of comparable quality. For example, tax-exempt securities rated BB by Standard & Poor's would be noninvestment-grade securities.

The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds; special revenue bonds; private activity bonds; tax increment financing bonds; municipal mortgage-backed securities; planned amortization classes; variable rate demand instruments; municipal notes; municipal auction rate securities; and tax-exempt commercial paper. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement.

The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, options contracts and swap contracts) and hybrid instruments to implement its investment strategies as more fully described in the Prospectus.

The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable Share price.

		Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest so that at least 80% of its net assets are in tax-exempt securities or at least 80% of its annual interest income is exempt from federal regular income tax. Only for purposes of compliance with Rule 35d-1 under the Investment Company Act of 1940 ("1940 Act"), the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on prices of fixed-income securities with longer durations.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risk. In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities that are below investment-grade quality (which are also known as junk bonds), which may be subject to greater economic, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.
  Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
		The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Municipal Ultrashort Fund - IS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's IS class total return for the nine-month period from January 1, 2012 to September 30, 2012, was 0.83%.

		Within the periods shown in the bar chart, the Fund's Class IS class highest quarterly return was 1.21% (quarter ended March 31, 2009). Its lowest quarterly return was (0.08)% (quarter ended December 31, 2003).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax-deferred programs such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for IS class and after tax returns for A class will differ from those shown below for IS class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The IS class total returns, rather than the A class total returns, are shown in the bar chart and table below because this is a combined Prospectus and Institutional Service Shares (now A class) and IS class each commenced operations on October 24, 2000. The Fund's Institutional Service Shares were changed to the A class effective February 14, 2003.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After tax returns are shown only for IS class and after tax returns for A class will differ from those shown below for IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

		(For the Period Ended December 31, 2011)
Federated Municipal Ultrashort Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	862
10 Years	rr_ExpenseExampleYear10	1,659
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Federated Municipal Ultrashort Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.34%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
2002	rr_AnnualReturn2002	2.87%
2003	rr_AnnualReturn2003	1.78%
2004	rr_AnnualReturn2004	1.78%
2005	rr_AnnualReturn2005	2.02%
2006	rr_AnnualReturn2006	3.64%
2007	rr_AnnualReturn2007	3.33%
2008	rr_AnnualReturn2008	2.95%
2009	rr_AnnualReturn2009	3.04%
2010	rr_AnnualReturn2010	0.92%
2011	rr_AnnualReturn2011	1.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's IS class total return for the nine-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2003
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.08%)
1 Year	rr_AverageAnnualReturnYear01	1.70%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	2.40%
Federated Municipal Ultrashort Fund | Return After Taxes on Distributions | IS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.70%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	2.40%
Federated Municipal Ultrashort Fund | Return After Taxes on Distributions and Sale of Fund Shares | IS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	2.40%
Federated Municipal Ultrashort Fund | Barclays 1-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.03%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.64%	[2]
Federated Municipal Ultrashort Fund | Lipper Tax-Exempt Money Market Funds Classification Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.99%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.19%	[3]

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund's A and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.80% and 0.35% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.
[2]	Barclays Capital changed the name of the Barclays 1-Year Municipal Bond Index (B1MB) from "Barclays Capital 1-Year Municipal Bond Index" to "Barclays 1-Year Municipal Bond Index." The B1MB is the one-year (1-2) component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is an unmanaged index of tax-exempt municipal bonds issued after December 31, 1990, with a minimum credit rating of at least Baa3 or BBB-, which have been issued as part of a deal of at least $75 million, have a minimum maturity value of at least $7 million and mature in at least one, but not more than two, years. The index also includes zero-coupon bonds and bonds subject to the alternative minimum tax (AMT).
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED FIXED INCOME SECURITIES INC
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 27, 2012